Horizon International Managed Risk ETF
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 97.2%	Shares	Value
Australia - 2.3%
Banks - 0.3%
Commonwealth Bank of Australia	18,817	$ 2,156,131

Broadline Retail - 0.2%
Wesfarmers Ltd.	23,468	1,335,955

Commercial Services & Supplies - 0.1%
Brambles Ltd.	88,800	1,246,590

Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd.	80,114	1,380,128

Diversified Telecommunication Services - 0.1%
Telstra Group Ltd.	386,161	1,292,295

Financial Services - 0.2%
Washington H Soul Pattinson & Co. Ltd. Old	42,326	1,349,113

Insurance - 0.3%
QBE Insurance Group Ltd.	134,693	2,148,556

Metals & Mining - 0.7%
Fortescue Ltd.	147,513	1,871,027
Rio Tinto Ltd.	26,776	3,354,195
		5,225,222
Oil, Gas & Consumable Fuels - 0.2%
Woodside Energy Group Ltd.	84,485	1,962,768
Total Australia		18,096,758

Austria - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OMV AG	14,861	1,182,431

Belgium - 1.3%
Beverages - 0.5%
Anheuser-Busch InBev SA	50,510	4,005,974

Biotechnology - 0.3%
Argenx SE (a)	2,369	2,409,395

Insurance - 0.2%
Ageas SA	17,817	1,562,495

Pharmaceuticals - 0.3%
UCB SA	7,481	1,870,858
Total Belgium		9,848,722

Brazil - 0.7%
Beverages - 0.2%

Ambev SA	518,394	1,508,695

Capital Markets - 0.2%
B3 SA - Brasil Bolsa Balcao	512,461	1,612,088

Metals & Mining - 0.3%
Vale SA	177,548	2,681,955
Total Brazil		5,802,738

Canada - 10.1%
Aerospace & Defense - 0.2%
Bombardier, Inc. - Class B (a)	6,661	1,441,058

Automobile Components - 0.2%
Magna International, Inc.	22,137	1,453,492

Banks - 2.7%
Royal Bank of Canada	38,555	7,883,752
Toronto-Dominion Bank	110,704	13,392,792
		21,276,544
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard, Inc.	48,280	2,907,704

Ground Transportation - 0.4%
Canadian National Railway Co.	24,578	3,068,814

Insurance - 0.3%
Great-West Lifeco, Inc.	23,725	1,525,405
iA Financial Corp., Inc.	8,310	1,185,866
		2,711,271
Metals & Mining - 3.1%
Agnico Eagle Mines Ltd.	37,165	7,541,335
Barrick Mining Corp.	146,845	6,586,013
Kinross Gold Corp.	110,258	3,376,276
Pan American Silver Corp.	42,256	2,194,282
Wheaton Precious Metals Corp.	28,514	4,297,622
		23,995,528
Oil, Gas & Consumable Fuels - 2.4%
Canadian Natural Resources Ltd.	133,399	6,688,478
Cenovus Energy, Inc.	108,738	3,492,922
Imperial Oil Ltd.	11,616	1,526,562
Suncor Energy, Inc.	81,783	5,471,870
Whitecap Resources, Inc.	128,491	1,665,066
		18,844,898
Trading Companies & Distributors - 0.2%
Toromont Industries Ltd.	8,210	1,186,287

Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. - Class B	37,901	1,398,231
Total Canada		78,283,827

China - 4.5%
Air Freight & Logistics - 0.2%
ZTO Express Cayman, Inc.	54,050	1,152,927

Banks - 0.6%

Bank of China Ltd. - Class H	2,680,000	2,017,236
China CITIC Bank Corp. Ltd. - Class H	1,102,000	1,174,621
China Merchants Bank Co. Ltd. - Class H	250,000	1,625,002
		4,816,859
Communications Equipment - 0.1%
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. - Class H (b)	33,500	712,443

Entertainment - 0.4%
NetEase, Inc.	109,600	2,690,206

Hotels, Restaurants & Leisure - 0.1%
Yum China Holdings, Inc.	24,750	1,112,707

Insurance - 0.8%
China Life Insurance Co. Ltd. - Class H	625,000	2,415,975
China Pacific Insurance Group Co. Ltd. - Class H	300,600	1,158,919
Ping An Insurance Group Co. of China Ltd. - Class H	338,000	2,438,480
		6,013,374
Interactive Media & Services - 0.2%
Baidu, Inc. - Class A (a)	86,450	1,060,987
Kuaishou Technology (b)	179,400	768,551
		1,829,538
Life Sciences Tools & Services - 0.2%
Wuxi Biologics Cayman, Inc. (a)(b)	265,000	1,651,168

Machinery - 0.3%
Weichai Power Co. Ltd. - Class H	234,000	950,514
Yangzijiang Shipbuilding Holdings Ltd.	366,342	1,394,930
		2,345,444
Metals & Mining - 0.6%
China Hongqiao Group Ltd.	319,500	930,157
CMOC Group Ltd. - Class H	522,000	1,122,122
Zijin Mining Group Co. Ltd. - Class H	558,000	2,606,888
		4,659,167
Oil, Gas & Consumable Fuels - 0.3%
PetroChina Co. Ltd. - Class H	1,694,000	2,197,881

Technology Hardware, Storage & Peripherals - 0.6%
Lenovo Group Ltd.	786,000	3,012,259
Xiaomi Corp. - Class B (a)(b)	398,800	1,405,234
		4,417,493
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd.	115,000	1,139,958
Total China		34,739,165

Denmark - 1.0%
Biotechnology - 0.2%
Genmab AS (a)	4,500	1,483,812

Electrical Equipment - 0.2%
Vestas Wind Systems AS	48,027	1,595,564

Pharmaceuticals - 0.6%
Novo Nordisk AS	108,716	4,939,602
Total Denmark		8,018,978

Finland - 0.6%

Communications Equipment - 0.2%
Nokia Oyj	130,957	1,327,641

Insurance - 0.1%
Sampo Oyj	97,335	1,099,614

Machinery - 0.1%
Wartsila OYJ Abp	25,744	833,992

Oil, Gas & Consumable Fuels - 0.2%
Neste Oyj	34,880	1,291,612
Total Finland		4,552,859

France - 6.1%
Automobile Components - 0.2%
Cie Generale des Etablissements Michelin SCA	47,237	1,920,382

Banks - 0.7%
BNP Paribas SA	45,777	5,465,037

Chemicals - 0.5%
Air Liquide SA	17,680	3,481,702

Construction & Engineering - 0.7%
Bouygues SA	18,900	970,773
Eiffage SA	8,252	1,044,775
Vinci SA	24,095	3,166,786
		5,182,334
Diversified Telecommunication Services - 0.2%
Orange SA	73,145	1,308,831

Electrical Equipment - 0.3%
Legrand SA	16,322	2,588,823

Insurance - 0.6%
AXA SA	89,464	4,478,812

IT Services - 0.2%
Capgemini SE	10,143	1,263,575

Media - 0.2%
Publicis Groupe SA	16,397	1,922,684

Multi-Utilities - 0.2%
Engie SA	47,491	1,357,012

Oil, Gas & Consumable Fuels - 1.3%
TotalEnergies SE	118,823	10,424,547

Personal Care Products - 0.3%
L'Oreal SA	4,833	2,159,614

Pharmaceuticals - 0.4%
Ipsen SA	5,714	1,082,508
Sanofi SA	18,886	1,684,981

		2,767,489
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	5,055	2,661,608
Total France		46,982,450

Germany - 2.7%
Air Freight & Logistics - 0.5%
DHL AG	56,856	3,707,540

Construction Materials - 0.2%
Heidelberg Materials AG	7,464	1,428,349

Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	115,478	3,806,702

Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	16,827	1,146,140

Insurance - 1.2%
Allianz SE	13,450	7,042,768
Hannover Rueck SE	3,673	1,101,576
Talanx AG	8,210	1,193,946
		9,338,290
Pharmaceuticals - 0.2%
Bayer AG	28,477	1,622,116
Total Germany		21,049,137

Hong Kong - 2.2%
Automobiles - 0.2%
Geely Automobile Holdings Ltd.	705,000	1,582,966

Food Products - 0.1%
WH Group Ltd. (b)	1,058,000	1,000,845

Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd.	193,000	1,735,866

Insurance - 0.8%
AIA Group Ltd.	403,200	3,922,204
Prudential PLC	151,731	2,092,955
		6,015,159
Machinery - 0.3%
Techtronic Industries Co. Ltd.	128,000	2,212,682

Real Estate Management & Development - 0.6%
China Resources Land Ltd.	291,500	1,117,886
CK Asset Holdings Ltd.	219,000	1,265,646
Sun Hung Kai Properties Ltd.	132,000	1,956,815
		4,340,347
Total Hong Kong		16,887,865

Ireland - 0.9%
Broadline Retail - 0.4%
PDD Holdings, Inc. - ADR (a)	36,879	3,097,836

Passenger Airlines - 0.2%

Ryanair Holdings PLC	63,753	1,718,011

Trading Companies & Distributors - 0.3%
AerCap Holdings NV	14,380	2,098,617
Total Ireland		6,914,464

Israel - 1.4%
Aerospace & Defense - 0.1%
Elbit Systems Ltd.	1,683	1,186,451

Banks - 0.5%
Bank Hapoalim BM	89,272	2,306,481
Mizrahi Tefahot Bank Ltd.	17,549	1,361,097
		3,667,578
Insurance - 0.2%
Phoenix Financial Ltd.	24,706	1,551,794

Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd. - ADR (a)	56,932	2,052,399

Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd. (a)	2,718	951,952
Tower Semiconductor Ltd. (a)	5,250	1,074,951
		2,026,903
Total Israel		10,485,125

Italy - 3.0%
Aerospace & Defense - 0.2%
Leonardo SpA	20,511	1,232,204

Banks - 1.0%
BPER Banca SPA	138,450	2,292,276
UniCredit SpA	56,396	5,511,731
		7,804,007
Electric Utilities - 0.4%
Enel SpA	159,703	1,747,621
Terna - Rete Elettrica Nazionale	103,333	1,169,536
		2,917,157
Electrical Equipment - 0.3%
Prysmian SpA	19,401	2,708,730

Gas Utilities - 0.1%
Italgas SpA	89,781	916,248

Insurance - 0.7%
Generali	68,174	3,529,381
Unipol Assicurazioni SpA	48,244	1,581,385
		5,110,766
Oil, Gas & Consumable Fuels - 0.3%
Eni SpA	82,623	2,236,595
Total Italy		22,925,707

Japan - 15.1%
Automobile Components - 0.5%
Bridgestone Corp.	60,400	1,567,186
Sumitomo Electric Industries Ltd.	179,200	2,491,413

		4,058,599
Automobiles - 0.2%
Suzuki Motor Corp.	93,500	1,303,440

Banks - 0.5%
Japan Post Bank Co. Ltd.	83,500	1,779,765
Sumitomo Mitsui Trust Group, Inc.	190,700	2,121,277
		3,901,042
Beverages - 0.2%
Kirin Holdings Co. Ltd.	68,400	1,307,628

Broadline Retail - 0.2%
Ryohin Keikaku Co. Ltd.	53,900	1,460,277

Building Products - 0.3%
Daikin Industries Ltd.	17,800	2,357,177

Chemicals - 0.6%
Asahi Kasei Corp.	105,200	1,082,621
Shin-Etsu Chemical Co. Ltd.	101,400	3,823,050
		4,905,671
Electrical Equipment - 1.1%
Fuji Electric Co. Ltd.	14,500	1,257,121
Fujikura Ltd.	111,200	3,831,266
Mitsubishi Electric Corp.	108,200	3,782,767
		8,871,154
Electronic Equipment, Instruments & Components - 1.2%
Keyence Corp.	10,700	5,603,518
Murata Manufacturing Co. Ltd.	88,400	3,979,245
		9,582,763
Financial Services - 0.4%
ORIX Corp.	75,900	2,985,638

Food Products - 0.2%
Ajinomoto Co., Inc.	52,500	1,775,305

Gas Utilities - 0.1%
Tokyo Gas Co. Ltd.	27,100	1,049,393

Ground Transportation - 0.2%
Central Japan Railway Co.	59,800	1,488,355

Health Care Equipment & Supplies - 0.3%
Hoya Corp.	12,400	1,909,484

Insurance - 1.3%
Daiichi Life Group, Inc.	168,600	1,940,351
MS&AD Insurance Group Holdings, Inc.	56,200	1,796,641
Sompo Holdings, Inc.	65,700	2,817,183
Tokio Marine Holdings, Inc.	74,500	3,594,188
		10,148,363
Machinery - 1.2%
Ebara Corp.	33,100	969,897
FANUC Corp.	56,500	2,141,518
Komatsu Ltd.	54,300	2,528,222
Kubota Corp.	80,100	1,470,380
SMC Corp.	4,800	2,124,620

		9,234,637
Marine Transportation - 0.2%
Nippon Yusen KK	29,800	1,313,252

Oil, Gas & Consumable Fuels - 0.3%
Inpex Corp.	78,300	1,939,487

Pharmaceuticals - 0.8%
Astellas Pharma, Inc.	133,900	1,987,755
Otsuka Holdings Co. Ltd.	36,000	2,760,563
Shionogi & Co. Ltd.	65,900	1,200,638
		5,948,956
Real Estate Management & Development - 0.1%
Mitsui Fudosan Co. Ltd.	110,600	1,054,075

Semiconductors & Semiconductor Equipment - 2.5%
Advantest Corp.	41,200	8,688,751
Lasertec Corp.	7,500	1,579,343
SCREEN Holdings Co. Ltd.	17,500	1,489,828
Tokyo Electron Ltd.	21,700	7,666,654
		19,424,576
Specialty Retail - 0.6%
Fast Retailing Co. Ltd.	9,500	4,308,451

Technology Hardware, Storage & Peripherals - 0.2%
FUJIFILM Holdings Corp.	71,500	1,517,277

Textiles, Apparel & Luxury Goods - 0.2%
Asics Corp.	58,700	1,653,521

Trading Companies & Distributors - 0.6%
Sumitomo Corp.	215,400	2,415,581
Toyota Tsusho Corp.	52,000	2,434,154
		4,849,735
Wireless Telecommunication Services - 1.1%
KDDI Corp.	79,300	1,469,098
SoftBank Corp.	843,200	1,251,472
SoftBank Group Corp.	167,500	5,452,269
		8,172,839
Total Japan		116,521,095

Luxembourg - 0.4%
Energy Equipment & Services - 0.2%
Tenaris SA	43,609	1,212,149

Metals & Mining - 0.2%
ArcelorMittal SA	24,295	1,808,890
Total Luxembourg		3,021,039

Mexico - 1.3%
Banks - 0.2%
Grupo Financiero Banorte SAB de CV	130,229	1,476,569

Beverages - 0.2%
Fomento Economico Mexicano SAB de CV	140,663	1,694,930

Metals & Mining - 0.6%
Grupo Mexico SAB de CV - Class B	265,714	3,636,198
Industrias Penoles SAB de CV	25,770	1,361,243
		4,997,441
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV	1,670,590	1,927,477
Total Mexico		10,096,417

Netherlands - 4.9%
Banks - 0.4%
ING Groep NV	96,166	3,405,218

Broadline Retail - 0.2%
Prosus NV	30,929	1,377,025

Consumer Staples Distribution & Retail - 0.3%
Koninklijke Ahold Delhaize NV	56,116	1,997,811

Diversified Telecommunication Services - 0.2%
Koninklijke KPN NV	246,270	1,181,977

Semiconductors & Semiconductor Equipment - 3.8%
ASML Holding NV	16,976	28,627,232
BE Semiconductor Industries NV	4,734	1,075,010
		29,702,242
Total Netherlands		37,664,273

Norway - 0.4%
Chemicals - 0.1%
Yara International ASA	21,739	1,060,921

Oil, Gas & Consumable Fuels - 0.3%
Equinor ASA	56,853	2,430,190
Total Norway		3,491,111

Peru - 0.2%
Banks - 0.2%
Credicorp Ltd.	3,928	1,439,141

Poland - 0.4%
Metals & Mining - 0.2%
KGHM Polska Miedz SA	13,592	1,302,848

Oil, Gas & Consumable Fuels - 0.2%
ORLEN SA	48,559	2,009,598
Total Poland		3,312,446

Singapore - 0.6%
Banks - 0.2%
Oversea-Chinese Banking Corp. Ltd.	70,644	1,751,789

Capital Markets - 0.2%
Singapore Exchange Ltd.	76,921	1,543,140

Hotels, Restaurants & Leisure - 0.2%

Trip.com Group Ltd. (a)	28,750	1,317,480
Total Singapore		4,612,409

South Africa - 1.4%
Banks - 0.2%
Standard Bank Group Ltd.	59,786	1,179,700

Broadline Retail - 0.2%
Naspers Ltd.	28,533	1,396,463

Insurance - 0.1%
Discovery Ltd.	64,347	1,031,989

Metals & Mining - 0.6%
Gold Fields Ltd.	74,692	3,434,614
Impala Platinum Holdings Ltd.	108,951	1,521,238
		4,955,852
Wireless Telecommunication Services - 0.3%
MTN Group Ltd.	173,235	2,033,155
Total South Africa		10,597,159

South Korea - 6.5%
Aerospace & Defense - 0.2%
Hanwha Aerospace Co. Ltd.	1,456	1,172,375

Air Freight & Logistics - 0.1%
Hyundai Glovis Co. Ltd.	6,753	1,023,855

Automobile Components - 0.2%
Hyundai Mobis Co. Ltd.	5,248	1,738,980

Automobiles - 0.2%
Kia Corp.	19,148	1,832,813

Banks - 0.2%
Shinhan Financial Group Co. Ltd.	17,934	1,427,015

Electrical Equipment - 0.1%
HD Hyundai Electric Co. Ltd.	1,820	1,038,594

Household Durables - 0.2%
LG Electronics, Inc.	8,370	1,324,057

Industrial Conglomerates - 0.5%
Samsung C&T Corp.	7,308	2,010,421
SK Square Co. Ltd.	1,840	1,394,184
		3,404,605
Insurance - 0.2%
Samsung Life Insurance Co. Ltd.	6,382	1,426,927

Machinery - 0.3%
HD Hyundai Heavy Industries Co. Ltd.	2,527	829,962
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,144	1,309,867
		2,139,829
Metals & Mining - 0.1%

POSCO Holdings, Inc.	4,009	991,558

Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co. Ltd.	5,807	929,222

Semiconductors & Semiconductor Equipment - 1.8%
SK hynix, Inc.	11,080	13,552,477

Technology Hardware, Storage & Peripherals - 2.3%
Samsung Electronics Co. Ltd.	94,978	18,043,460
Total South Korea		50,045,767

Spain - 2.0%
Banks - 0.9%
Banco Bilbao Vizcaya Argentaria SA	172,683	5,020,508
CaixaBank SA	115,929	1,772,087
		6,792,595
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	13,731	1,628,415

Electric Utilities - 0.2%
Endesa SA	27,756	1,357,301

Oil, Gas & Consumable Fuels - 0.3%
Repsol SA	81,582	2,582,249

Specialty Retail - 0.3%
Industria de Diseno Textil SA	29,282	1,972,722

Transportation Infrastructure - 0.1%
Aena SME SA (b)	38,786	1,190,269
Total Spain		15,523,551

Sweden - 2.4%
Building Products - 0.2%
Assa Abloy AB - Class B	37,558	1,400,732

Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson - Class B	192,679	1,945,771

Financial Services - 0.9%
Industrivarden AB	22,093	1,241,018
Investor AB (a)	135,729	5,854,218
		7,095,236
Hotels, Restaurants & Leisure - 0.2%
Evolution AB (a)(b)	15,824	1,375,605

Machinery - 0.5%
Alfa Laval AB	20,520	1,231,502
Atlas Copco AB - Class B	62,855	1,170,781
Sandvik AB	38,661	1,551,663
		3,953,946
Metals & Mining - 0.2%
Boliden AB	30,475	1,796,493

Wireless Telecommunication Services - 0.1%
Tele2 AB - Class B	63,077	1,119,266
Total Sweden		18,687,049

Switzerland - 6.1%
Beverages - 0.2%
Coca-Cola HBC AG	21,287	1,318,161

Capital Markets - 1.1%
UBS Group AG	154,918	8,486,137

Diversified Telecommunication Services - 0.2%
Swisscom AG	2,228	1,726,779

Electrical Equipment - 0.7%
ABB Ltd.	59,144	5,780,140

Insurance - 0.1%
Swiss Re AG	6,608	1,148,951

Machinery - 0.2%
VAT Group AG (b)	2,095	1,553,465

Metals & Mining - 0.3%
Glencore PLC	241,959	1,952,694

Pharmaceuticals - 2.6%
Novartis AG	55,393	8,446,516
Roche Holding AG	26,768	11,682,749
		20,129,265
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	20,757	1,037,103

Technology Hardware, Storage & Peripherals - 0.2%
Logitech International SA	12,009	1,179,581

Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA	13,943	3,314,341
Total Switzerland		47,626,617

Taiwan - 8.8%
Banks - 0.2%
CTBC Financial Holding Co. Ltd.	688,069	1,403,381

Communications Equipment - 0.3%
Accton Technology Corp.	36,901	2,367,238

Electrical Equipment - 0.2%
Bizlink Holding, Inc.	23,275	1,592,168

Electronic Equipment, Instruments & Components - 1.1%
Chroma ATE, Inc.	30,199	1,865,899
Delta Electronics, Inc.	41,999	2,436,106
Largan Precision Co. Ltd.	10,026	2,417,846
Yageo Corp.	112,281	1,929,044

		8,648,895
Insurance - 0.3%
Cathay Financial Holding Co. Ltd.	675,080	2,351,565

Semiconductors & Semiconductor Equipment - 5.8%
ASPEED Technology, Inc.	3,185	1,613,084
Hon Precision, Inc.	7,080	1,307,887
MediaTek, Inc.	33,328	4,123,712
Taiwan Semiconductor Manufacturing Co. Ltd.	458,442	34,756,731
United Microelectronics Corp.	806,778	3,280,826
		45,082,240
Technology Hardware, Storage & Peripherals - 0.9%
Asia Vital Components Co. Ltd.	27,427	2,961,272
King Slide Works Co. Ltd.	7,927	3,543,436
		6,504,708
Total Taiwan		67,950,195

Thailand - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL	183,815	1,380,275

United Kingdom - 8.3%
Aerospace & Defense - 0.7%
Rolls-Royce Holdings PLC	254,252	5,271,696

Beverages - 0.2%
Coca-Cola Europacific Partners PLC	13,599	1,468,964

Broadline Retail - 0.2%
Next PLC	8,741	1,844,705

Capital Markets - 0.3%
3i Group PLC	58,638	2,246,965

Consumer Staples Distribution & Retail - 0.2%
Tesco PLC	264,693	1,640,142

Diversified Consumer Services - 0.1%
Pearson PLC	67,779	1,132,849

Electronic Equipment, Instruments & Components - 0.2%
Halma PLC	29,681	1,460,704

Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	82,036	2,514,403

Metals & Mining - 1.3%
Endeavour Mining PLC	24,584	1,579,617
Rio Tinto PLC	77,606	8,069,653
		9,649,270
Oil, Gas & Consumable Fuels - 2.2%
BP PLC	558,250	3,891,812
Shell PLC	288,649	13,080,942
		16,972,754
Pharmaceuticals - 1.4%
AstraZeneca PLC	39,639	6,429,165

GSK PLC	171,671	4,311,489
		10,740,654
Professional Services - 0.1%
Intertek Group PLC	13,868	1,098,338

Tobacco - 0.8%
British American Tobacco PLC	110,468	6,180,436

Wireless Telecommunication Services - 0.3%
Vodafone Group PLC	1,287,009	2,065,639
Total United Kingdom		64,287,519

United States - 1.3%
Biotechnology - 0.3%
BeOne Medicines Ltd. (a)	83,000	2,280,834

Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International, Inc.	19,601	1,527,830

Metals & Mining - 0.6%
Anglogold Ashanti PLC	41,106	4,595,882

Trading Companies & Distributors - 0.2%
Sunbelt Rentals Holdings, Inc.	28,526	2,060,183
Total United States		10,464,729
TOTAL COMMON STOCKS (Cost $690,471,046)		752,491,018

EXCHANGE TRADED FUNDS - 1.0%	Shares	Value
iShares MSCI India ETF (a)	152,759	7,592,122
TOTAL EXCHANGE TRADED FUNDS (Cost $7,692,056)		7,592,122

PREFERRED STOCKS - 0.7%	Shares	Value
Brazil - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleo Brasileiro SA - Petrobras, 0.00%	385,050	3,335,854

South Korea - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd., 0.00%	16,219	2,210,174
TOTAL PREFERRED STOCKS (Cost $4,755,371)		5,546,028

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares	Value
Australia - 0.2%
Industrial REITs - 0.2%
Goodman Group	86,710	1,723,040

France - 0.4%
Retail REITs - 0.4%
Klepierre SA	26,010	1,131,736
Unibail-Rodamco-Westfield	12,643	1,430,951
Total France		2,562,687
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,355,929)		4,285,727

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.59% (c)	3,132,108	3,132,108

TOTAL MONEY MARKET FUNDS (Cost $3,132,108)		3,132,108

TOTAL INVESTMENTS - 99.9% (Cost $710,406,510)		773,047,003
Other Assets in Excess of Liabilities - 0.1%	0.00128	991,798
TOTAL NET ASSETS - 100.0%		$ 774,038,801

Percentages are stated as a percent of net assets.

PCL - Public Company Limited
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $9,657,580 or 1.2% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon International Managed Risk ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 752,491,018	$ –	$ –	$ 752,491,018
Exchange Traded Funds	7,592,122	–	–	7,592,122
Preferred Stocks	5,546,028	–	–	5,546,028
Real Estate Investment Trusts	4,285,727	–	–	4,285,727
Money Market Funds	3,132,108	–	–	3,132,108
Total Investments	$ 773,047,003	$ –	$ –	$ 773,047,003

Refer to the Schedule of Investments for further disaggregation of investment categories.